Statements of Consolidated Equity Statement of Consolidated Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Capital Units [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Including Portion Attributable to Noncontrolling Interest [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Attributable to Parent | Predecessor	$ (18,209)		$ (18,174)	$ 0	$ 0	$ (35)
Net income (loss) | Predecessor	(4,677)		(4,677)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, after Tax | Predecessor	0
Cash flow hedges - change during the period | Predecessor	2		0			2
Stockholders' Equity Attributable to Parent | Predecessor	(22,884)		(22,851)	0	0	(33)
Net income (loss) | Predecessor	22,851		22,851
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, after Tax | Predecessor	0
Cash flow hedges - change during the period | Predecessor	1
Cash flow hedges — change during period | Predecessor	(33)					(33)
Stockholders' Equity Attributable to Parent | Predecessor	0		$ 0	0	0	0
Shares issued upon Emergence | Successor	7,741	$ 4		7,737
Effects of stock-based compensation | Successor	4			4
Other issuances of common stock | Successor	1			1
Net income (loss) | Successor	(163)				(163)
Dividends declared on common stock | Successor	(992)				(992)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, after Tax | Successor	6					6
Cash flow hedges - change during the period | Successor	0
Stockholders' Equity Attributable to Parent | Successor	6,597	4		7,742	(1,155)	6
Stockholders' Equity Attributable to Parent	6,597
Effects of stock-based compensation | Successor	23			23
Net income (loss) | Successor	(254)				(254)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, after Tax | Successor	(23)					(23)
Stockholders' Equity, Other | Successor	(1)				(1)
Cash flow hedges - change during the period | Successor	0
Stockholders' Equity Attributable to Parent | Successor	6,342	$ 4		$ 7,765	$ (1,410)	$ (17)
Stockholders' Equity Attributable to Parent	$ 6,342